Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN  55416
(763) 765-2913

November 8, 2001

VIA EDGAR

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Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street N.W.
Washington, D.C.  20549

     RE:     Preferred Life Variable Account C
             File Nos.  333-19699
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Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), we hereby certify that the Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Life Insurance Company of North America


By:  /s/  Stewart D. Gregg
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          Stewart D. Gregg